Annual Total Returns - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	12.49%
Annual Return 2015	1.74%
Annual Return 2016	10.21%
Annual Return 2017	7.30%
Annual Return 2018	(0.64%)
Annual Return 2019	17.91%
Annual Return 2020	(1.08%)
Annual Return 2021	18.90%
Annual Return 2022	(14.54%)
Annual Return 2023	9.32%